Long-Term Debt - Additional Information (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($)		3 Months Ended		12 Months Ended
	Apr. 10, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2019	Aug. 31, 2018	Jul. 31, 2018
Debt Instrument [Line Items]
Deferred financing cost amortization expense		$ 394,000	$ 349,000	$ 1,515,000	$ 1,365,000	$ 708,000
Debt, outstanding balance				219,342,000
PIK interest		2,182,000	$ 0	$ 6,119,000	$ 0	$ 0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving line of credit									$ 5,000,000
Revolver capacity increase								$ 15,000,000
Interest rate on revolver loan				0.00%	7.695%
Revolver credit outstanding		$ 5,000,000		$ 0	$ 8,500,000
Line of Credit Facility, Expiration Date		Aug. 24, 2020		Aug. 24, 2022
Borrowing capacity under revolver		$ 10,000,000		$ 15,000,000	$ 6,500,000
Commitment fees		$ 0.0150		$ 5,000,000
Commitment fees percentage per annum		8.75%		1.50%
PIK interest percent		2.00%		2.00%
Term Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, face Amount									$ 65,000,000
Additional term loan							$ 10,000,000	$ 113,000,000
Interest rate		8.75%		8.75%	7.695%
Debt, maturity date		Aug. 24, 2022		Aug. 24, 2022
Debt, outstanding balance				$ 186,000,000	$ 185,000,000
PIK interest percent		2.00%		2.00%
PIK interest				$ 2,700,000
Term loan, outstanding		$ 186,400,000		185,900,000
Term Loans [Member] | First eight quarters beginning in the first quarter of 2017 [Member]
Debt Instrument [Line Items]
Debt, installment		500,000		500,000
Term Loans [Member] | Following eleven quarters [Member]
Debt Instrument [Line Items]
Debt, installment		$ 900,000		$ 900,000
Term Loans [Member] | Prior to April 10, 2021 [Member]
Debt Instrument [Line Items]
Debt, prepayment fee percent		2.00%		2.00%
Term Loans [Member] | Between April 11, 2021 and April 10, 2022 [Member]
Debt Instrument [Line Items]
Debt, prepayment fee percent		1.00%		1.00%
Term A Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, face Amount	$ 30,000,000
Debt, maturity date	Aug. 24, 2023
PIK interest		$ 1,300,000		$ 3,400,000
Debt, stated interest rate	15.00%
Term A Loan [Member] | Prior to April 10, 2021 [Member]
Debt Instrument [Line Items]
Debt, prepayment fee percent		2.00%		2.00%
Term A Loan [Member] | Between April 11, 2021 and April 10, 2022 [Member]
Debt Instrument [Line Items]
Debt, prepayment fee percent		1.00%		1.00%
Bank, Related Party [Member]
Debt Instrument [Line Items]
Related party holding interest percentage		5.00%		5.00%